Property and Equipment (Details) - Schedule of property and equipment and accumulated depreciation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cost:
Cost, Balance at beginning of year	$ 1,724	$ 1,400
Cost, Additions	139	293
Cost, Additions related to first time consolidation		31
Cost, Removal upon deconsolidation	(456)
Cost, Balance at end of year	1,407	1,724
Accumulated Depreciation:
Accumulated Depreciation, Balance at beginning of year	1,379	1,263
Accumulated Depreciation, Additions	38	79
Accumulated Depreciation, Additions related to first time consolidation		27
Accumulated Depreciation, Removal upon deconsolidation	(87)
Accumulated Depreciation, Balance at end of year	1,329	1,379
Accumulated Depreciation, Property and Equipment, net	77	345
Machinery and equipment [Member]
Cost:
Cost, Balance at beginning of year	947	748
Cost, Additions	99	198
Cost, Additions related to first time consolidation
Cost, Removal upon deconsolidation	(311)
Cost, Balance at end of year	735	946
Accumulated Depreciation:
Accumulated Depreciation, Balance at beginning of year	703	674
Accumulated Depreciation, Additions	19	29
Accumulated Depreciation, Additions related to first time consolidation
Accumulated Depreciation, Removal upon deconsolidation	(30)
Accumulated Depreciation, Balance at end of year	692	703
Accumulated Depreciation, Property and Equipment, net	43	243
Leasehold improvements and furniture [Member]
Cost:
Cost, Balance at beginning of year	172	135
Cost, Additions	1	20
Cost, Additions related to first time consolidation		17
Cost, Removal upon deconsolidation	(38)
Cost, Balance at end of year	135	172
Accumulated Depreciation:
Accumulated Depreciation, Balance at beginning of year	149	99
Accumulated Depreciation, Additions	3	33
Accumulated Depreciation, Additions related to first time consolidation		17
Accumulated Depreciation, Removal upon deconsolidation	(26)
Accumulated Depreciation, Balance at end of year	126	149
Accumulated Depreciation, Property and Equipment, net	9	23
Computer programs [Member]
Cost:
Cost, Balance at beginning of year	605	517
Cost, Additions	39	75
Cost, Additions related to first time consolidation		14
Cost, Removal upon deconsolidation	(107)
Cost, Balance at end of year	537	606
Accumulated Depreciation:
Accumulated Depreciation, Balance at beginning of year	527	490
Accumulated Depreciation, Additions	16	17
Accumulated Depreciation, Additions related to first time consolidation		10
Accumulated Depreciation, Removal upon deconsolidation	(31)
Accumulated Depreciation, Balance at end of year	512	527
Accumulated Depreciation, Property and Equipment, net	$ 25	$ 79